Pension Schemes - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Expected employer contributions to defined benefit pension plan	£ 64
Pension deficit funding contribution to defined benefit pension	50
Pension cost recognised within operating profit	133	£ 125	£ 120
Deferred tax assets	210	270
Recognised gain in statement of comprehensive income in relation to asset ceiling	2	37
Asset ceiling balance	45	47
Foreign exchange gain on the asset ceiling	0	3
Government bonds	£ 2,037	£ 1,948
UK schemes [member]
Disclosure of defined benefit plans [line items]
Percentage of actuarial valuations of pension	100.00%
UK schemes [member] | United Kingdom [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit scheme liabilities	19 years	19 years
Defined benefit pension plans [member]
Disclosure of defined benefit plans [line items]
Deferred tax assets	£ 68	£ 125
Defined benefit pension plans [member] | 2020-2024 [member]
Disclosure of defined benefit plans [line items]
Expected pension remaining deficit funding contribution	£ 126
Foreign schemes [member]
Disclosure of defined benefit plans [line items]
Percentage of actuarial valuations of pension	100.00%
Additional contributions over a period	7 years
Foreign schemes [member] | US [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of expected rates of pension excess	100.00%
Weighted average duration of defined benefit scheme liabilities	11 years	11 years
Funded scheme [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	£ 5,360	£ 5,459
Unfunded scheme [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	£ 261	£ 271